Basis of Presentation (Policies)	6 Months Ended
Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of The Marshall Islands, and its wholly owned or controlled subsidiaries (collectively, the Partnership).

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these interim financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2014, which are included in the Partnership’s Annual Report on Form 20-F, filed with the U.S. Securities and Exchange Commission (or SEC) on April 2, 2015. In the opinion of management of the Partnership’s general partner, Teekay Offshore GP L.L.C. (or the General Partner), these interim unaudited consolidated financial statements reflect all adjustments, which are of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year. Historically, the utilization of shuttle tankers in the North Sea is higher in the winter months as favorable weather conditions in the summer months provide opportunities for repairs and maintenance to our vessels and the offshore oil platforms. Downtime for repairs and maintenance generally reduces oil production and, thus, transportation requirements. Significant intercompany balances and transactions have been eliminated upon consolidation.

The Partnership presents non-controlling ownership interests in subsidiaries in the consolidated financial statements within the equity section, but separate from the Partners’ equity. However, the holder of the non-controlling interest of one of the Partnership’s subsidiaries holds a put option which, if exercised, would obligate the Partnership to purchase the non-controlling interest (see note 9a). As a result, the non-controlling interest that is subject to this redemption feature is not included on the Partnership’s consolidated balance sheet as part of the total equity and is presented as redeemable non-controlling interest above the equity section but below the liabilities section on the Partnership’s consolidated balance sheet.

Accounting Pronouncements
Accounting Pronouncements

In April 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (or ASU 2014-08), which raises the threshold for disposals to qualify as discontinued operations. A discontinued operation is now defined as: (i) a component of an entity or group of components that has been disposed of or classified as held for sale and represents a strategic shift that has or will have a major effect on an entity’s operations and financial results; or (ii) an acquired business that is classified as held for sale on the acquisition date. ASU 2014-08 also requires additional disclosures regarding discontinued operations, as well as material disposals that do not meet the definition of discontinued operations. ASU 2014-08 was adopted on January 1, 2015. The impact, if any, of adopting ASU 2014-08 on the Partnership’s financial statements will depend on the occurrence and nature of disposals that occur after ASU 2014-08 is adopted.

In May 2014, the FASB issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for interim and annual periods beginning after December 15, 2016 and shall be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted. The Partnership is evaluating the effect of adopting this new accounting guidance.

In February 2015, the FASB issued Accounting Standards Update 2015-02, Amendments to the Consolidation Analysis (or ASU 2015-02) which eliminates the deferral of certain consolidation standards for entities considered to be investment companies, modifies the consolidation analysis performed on limited partnerships and modifies the impact of fee arrangements and related parties on the determination of the primary beneficiary of a variable interest entity. ASU 2015-02 is effective for interim and annual periods beginning after December 15, 2015. ASU 2015-02 may be applied using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply ASU 2015-02 retrospectively. The Partnership is evaluating the effect of adopting this new accounting guidance.

In April 2015, the FASB issued Accounting Standards Update 2015-03, Simplifying the Presentation of Debt Issuance Costs (or ASU 2015-03) which require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. ASU 2015-03 is effective for interim and annual periods beginning after December 15, 2015 and is to be applied on a retrospective basis. The Partnership is evaluating the effect of adopting this new accounting guidance.